Note 3 - Restrictions On Cash And Due From Banks (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and Due from Banks (in Dollars)	$ 38,544,000	$ 40,151,000
Reserve Balance [Member]
Cash and Due from Banks (in Dollars)	$ 17.8	$ 14.6
Percentage of Interest-bearing Domestic Deposits to Deposits	0.25%	0.25%